Direxion Monthly 30 Year Treasury Bear 1X Fund
Direxion Monthly 30 Year Treasury Bear 1X Fund
Investment Objective

The Fund seeks monthly investment results, before fees and expenses, of 100% of the inverse (or opposite) of the calendar month performance of the NYSE Current 30 Year U.S. Treasury Index. The Fund seeks calendar month investment results and does not seek to achieve its stated investment objective for a different period of time.  The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking calendar month investment results, understand the risks associated with shorting and are willing to monitor their portfolios frequently.  The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Direxion Monthly 30 Year Treasury Bear 1X Fund Investor Class
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (Operating Services Fee)	0.10%	[1]
Total Annual Fund Operating Expenses	1.10%
[1]	Rafferty Asset Management, LLC ("Rafferty" or "Adviser") has entered into an Operating Services Agreement with the Fund. Under this Operating Services Agreement, Rafferty has contractually agreed to pay all expenses of the Fund through September 1, 2017 other than the following: management fees, distribution and/or service fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund. This Operating Services Agreement may be terminated at any time by the Board of Trustees.

Example.

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years
Direxion Monthly 30 Year Treasury Bear 1X Fund | Investor Class | USD ($)	112	350

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy

The Fund, under normal circumstances, creates short positions by investing at least 80% of its assets in: swap agreements; futures contracts; U.S. government securities; forward contracts; reverse repurchase agreements; and other financial instruments that, in combination, provide inverse exposure to the NYSE Current 30 Year U.S. Treasury Index (the “Index”). On a day-to-day basis, the Fund may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a one-security fixed income index that consists of the most recently issued 30-year U.S. Treasury bond.  The 30-year Treasury bond included in the Index is non-callable with fixed non-zero coupon payments; is denominated in U.S. Dollars; and has a maturity of 30 years at issuance.  Treasury bonds are auctioned by the U.S. Department of Treasury on a quarterly basis in February, May, August and November.  At month end, if there is a more recently auctioned U.S. Treasury bond that meets all of the requirements for inclusion, then that issue will replace the current U.S. Treasury bond in the Index.

Neither the Direxion Funds (the “Trust”) nor the Fund is sponsored, endorsed, sold or promoted by NYSE EURONEXT or its affiliates (“NYSE EURONEXT”). NYSE EURONEXT makes no representation or warranty regarding the advisability of investing in securities generally, in the Fund particularly, or the ability of the Index to track general stock market performance.

NYSE EURONEXT MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE NYSE TREASURY INDEXES OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL NYSE EURONEXT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Fund gains exposure to the Index by investing in a combination of financial instruments that provide exposure to the underlying security of the Index. The Fund seeks to remain fully invested at all times consistent with its stated investment objective. At the close of the markets on the last trading day of each month, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the month will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen over the course of a given month, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen over the course of a given month, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.

The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Principal Investment Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. Rafferty cannot guarantee that the Fund will achieve its investment objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Unprecedented recent turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Aggressive Investment Techniques Risk

The Fund uses investment techniques that may be considered aggressive and may entail significantly higher than normal risk. Risks associated with the use of futures contracts, options and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments. These financial instruments include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures contracts, options and swaps, which may be considered aggressive. The use of derivatives may result in larger losses or smaller gains than investing in the underlying securities directly. Investments in such derivatives may generally be subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks such as counterparty risk, liquidity risk, and increased monthly correlation risk.  When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying reference assets and the derivative, which may prevent the Fund from achieving its investment objective.  The Fund may use a combination of swaps on the Index and swaps on an exchange-traded fund (“ETF”) whose investment objective is to track the performance of the Index.  The performance of this underlying ETF may not track the performance of the Index due to fees and other costs borne by the ETF and other factors.  Thus, to the extent that the Fund invests in swaps that use an ETF as an underlying reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the Fund used swaps that utilized the Index as a reference or as an underlying asset.  Any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return.  In addition, the Fund’s  investments in derivatives as of the date of this prospectus are subject to the following risks:

Swap Agreements. Total return swaps are subject to counterparty risk, which relate to credit risk of the counterparty and liquidity risk of the swaps themselves.

Futures Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its investment objective.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a calendar month.  The Fund rebalances its portfolio on a calendar month basis, increasing exposure in response to the Index’s calendar month gains or reducing exposure in response to the Index’s calendar month losses.  This means that for a period longer than a calendar month, the pursuit of monthly goals may result in monthly leveraged compounding.  It also means that the return of the Index over a period of time greater than one calendar month multiplied by the Fund’s monthly target (-100%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Index due to the compounding effect of losses and gains on the returns of the Fund.  It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of the inverse of the Index in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility.  The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index.  The table below provides examples of how Index volatility could affect the Fund’s performance.  The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one calendar month may negatively impact investment return.  As shown in the table below, this Fund would be expected to lose 2.5%  if the Index provided no return over a one year period during which the Index experienced annualized volatility of 25%.  If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 14.6%.

At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Index is flat.  For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 19.9% of its value, even if the cumulative Index return for the year was 0%.

Table 1

One Year Index	-100% One Year Index	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60.0%	60.0%	140.5%	134.9%	119.2%	100.5%	87.0%
-50.0%	50.0%	95.3%	91.0%	79.0%	63.8%	52.2%
-40.0%	40.0%	64.2%	60.7%	51.0%	38.9%	29.5%
-30.0%	30.0%	41.5%	38.5%	30.4%	20.6%	12.3%
-20.0%	20.0%	24.2%	21.7%	14.5%	5.9%	-0.4%
-10.0%	10.0%	10.6%	8.3%	1.9%	-5.3%	-11.0%
0.0%	0.0%	-0.4%	-2.5%	-8.0%	-14.6%	-19.9%
10.0%	-10.0%	-9.5%	-11.4%	-16.5%	-22.7%	-27.2%
20.0%	-20.0%	-17.2%	-19.0%	-23.9%	-29.0%	-33.1%
30.0%	-30.0%	-23.7%	-25.4%	-30.0%	-34.8%	-38.5%
40.0%	-40.0%	-29.3%	-30.9%	-35.5%	-40.0%	-43.5%
50.0%	-50.0%	-34.1%	-35.7%	-40.1%	-44.3%	-47.3%
60.0%	-60.0%	-38.4%	-40.0%	-44.2%	-48.3%	-50.9%

The Index’s annualized historical volatility rate for the 5 year period ended December 31, 2014 was 16.05%.  The Index’s highest volatility rate for any one calendar year during the five-year period was 20.98% and volatility for a shorter period of time may have been substantially higher.  The Index’s annualized performance for the five-year period ended December 31, 2014 was 10.56%.  Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.  The volatility of ETFs or instruments that reflect the value of the Index such as swaps, may differ from the volatility of the Index.

For information regarding the effects of volatility and Index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” in the Fund’s full prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment.  The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios.  This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

Interest Rate Risk

The value of the Fund’s investment in fixed income securities will fall when interest rates rise. The U.S. is currently in a period of historically-low interest rates and it is unclear how much longer interest rates will remain at their current levels. Changes or volatility in interest rates may adversely affect the performance of the Fund. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.  Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility.

Intra-Calendar Month Investment Risk

The Fund seeks calendar month investment results which should not be equated with seeking a goal for shorter than a calendar month.  An investor who purchases shares on a day other than the last business day of a calendar month will likely have more, or less, than -100% investment exposure to the Index, depending upon the movement of the Index from the end of the prior calendar month until the point of purchase.  If the Index moves in value in a direction favorable to the Fund, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure.  Conversely, if the Index moves in a direction adverse to the Fund, the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure.  As an example (using simplified numbers), if the Fund had $100 in net assets at the market close on the last trading day of the month, it would seek -$100 of exposure to the next month’s Index performance.  If the Index declined by 1% by mid-month, the exposure of the Fund will fall by 1% to -$99 and the net assets will rise by $1 to $101.  With net assets of $101 and exposure of -$99, a purchaser at that point would be receiving -98% exposure of her investment instead of -100%.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Activity Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Fund as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading, which may lead to increased portfolio turnover, higher transaction costs and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them.

Money Market Instrument Risk

The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the short-term debt instruments in which they invest.  Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held.  Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price.  Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement.  There is no guarantee that money market instruments will maintain a stable value, and they may lose money.

Monthly Inverse Index Correlation Risk/Tracking Risk

Shareholders should lose money when the Index rises, which is a result that is the opposite from traditional funds.  There can be no guarantee that the Fund will achieve a high degree of correlation with its investment objective relative to the Index.  A number of factors may adversely affect the Fund’s correlation with the Index, including fees, expenses, transaction costs, income items, accounting standards and significant purchase and redemption activity by Fund shareholders.  The Fund’s weight of investment exposure to the security comprising the Index may be different from that of the Index.  In addition, the Fund may invest in securities or financial instruments not included in the Index.  The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index.  Activities surrounding Index reconstitutions and other Index repositioning or reconstitution events may hinder the Fund’s ability to meet its investment objective.  The Fund seeks to rebalance its portfolio to keep its investments consistent with its investment objective.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Shorting Risk

In order to achieve its monthly inverse investment objective, the Fund may seek inverse or “short” exposure through the use of derivatives such as swap agreements or futures contracts, which may expose the Fund to certain risks such an increase in volatility or decrease in the liquidity of the securities of the underlying short position.  If the Fund were to experience this volatility or decreased liquidity, the Fund’s return may be lower, the Fund’s ability to obtain inverse exposure through the use of derivatives may be limited or the Fund may be required to obtain inverse exposure through alternative investment strategies that may be less desirable or more costly to implement.  If the securities underlying the short positions are thinly traded or have a limited market due to various factors, including regulatory action, the Fund may be unable to meet its investment objective due to lack of available securities or counterparties.  Obtaining inverse exposure through the use of derivatives or other financial instruments may be considered an aggressive investment technique.

U.S. Government Securities Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Fund Performance

No prior investment performance is provided for the Fund because it had not commenced operations prior to the date of this Prospectus.  Upon commencement of operations, updated performance will be available on the Fund’s website at www.direxioninvestments.com or by calling the Fund toll-free at (800) 851-0511.